Trade and other receivables, net - Carrying amounts of trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade and other receivables	$ 172,214	$ 174,940
US Dollar
Disclosure of financial assets [line items]
Trade and other receivables	50,400	54,012
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	48,911	45,641
Uruguay, Pesos
Disclosure of financial assets [line items]
Trade and other receivables	415	762
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 72,488	$ 74,525